Employee stock incentive plans (Details 5) - ₨ / shares	Jan. 26, 2020	Oct. 31, 2019	May 16, 2019	Jan. 31, 2019	Sep. 21, 2018	Jul. 26, 2018	May 21, 2018
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility	27.00%	27.10%		32.92%	33.98%	34.89%	32.97%
Exercise price	₨ 3,031.00	₨ 5.00		₨ 5.00		₨ 5.00
Option life	5 years	2 years 6 months		2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months
Risk-free interest rate	6.61%	5.72%		7.00%	7.90%	7.47%	7.46%
Expected dividends	0.66%	0.72%		0.74%	0.78%	0.94%	1.06%
Grant date share price	₨ 3,031.00	₨ 2,783.20		₨ 2,720.80	₨ 2,556.25	₨ 2,132.75	₨ 1,893.05
Option One on May 16, 2019 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			28.25%
Exercise price			₨ 2,814.00
Option life			5 years
Risk-free interest rate			7.14%
Expected dividends			0.71%
Grant date share price			₨ 2,801.00
Option Two on May 16, 2019 [Member]
Weighted average inputs used in the fair value of options granted [Line Items]
Expected volatility			29.29%
Exercise price			₨ 5.00
Option life			2 years 6 months
Risk-free interest rate			6.76%
Expected dividends			0.71%
Grant date share price			₨ 2,801.00
Bottom of range [member]
Weighted average inputs used in the fair value of options granted [Line Items]
Exercise price					5.00		5.00
Top of range [member]
Weighted average inputs used in the fair value of options granted [Line Items]
Exercise price					₨ 2,607.00		₨ 1,982.00